SEGMENTED INFORMATION (Schedule of disaggregation of long-lived assets by geographic area) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 12,058,882	$ 12,137,758	$ 12,262,392
Nevada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	12,058,882	11,637,758	11,762,392
Discontinued operations (Oregon)[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 0	$ 500,000	$ 500,000